LEASES	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
LEASES

NOTE 10 – LEASES

The Company has two operating leases on vehicles for management, one operating leases on MTM Animation’s premise and one operating lease on MTM Animation’s printer. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating leases was as follows:

	March 31, 2022	March 31, 2021
Right-of-use assets – vehicle leases	$19,419	$35,445
Right-of-use assets – premise lease	914,233
Right-of-use assets – equipment lease	24,825
Total Right-of-use assets, net	958,477	35,445
Operating lease liabilities - current	$211,600	$16,150
Operating lease liabilities - non-current	746,877	19,295
Total operating lease liabilities	$958,477	$35,445

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2022 and 2021:

Remaining lease term and discount rate:	March 31, 2022	March 31, 2021
Weighted average remaining lease term (years)	4.27	2.26
Weighted average discount rate	5.92%	2.00%

The following is a schedule of payments of lease liabilities as of March 31, 2022:

Year ending March 31,
2023	$262,209
2024	250,076
2025	245,955
2026	245,955
2027	81,432
Total future minimum lease payments	1,085,627
Less: imputed interest	(127,150)
Total	$958,477